Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Accrued professional fee	$ 596,239	$ 540,000
Accrued penalty expense	401,527	$ 380,000
Accrued social security payable	$ 728,187